Note 13 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Short-term Debt [Text Block]
13—SHORT
-TERM BORROWINGS

As of
December
31,
2016,
short-term borrowings consist mainly of
€1,629
thousand of account receivables factored and for which the Company is supporting the collection risk. As of
December
31,
2015,
short-term borrowings consist mainly of
€1,814
thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to
€1,000
thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2016	Euribor + 0.7%

The loan in euro was repaid before maturity on
May
04,
2016